12. INCENTIVE SHARES (Details 1) (USD $)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Number of stock Unvested Outstanding, Beginning	267,768	1,602,390		1,602,390
Number of Options Granted	135,000	953,683	2,139,300	953,683
Stock vested	(133,363)	(2,241,952)	(491,075)	(2,241,952)
Number of Options Forfeited	(58,333)	(46,353)	45,835	(46,353)
Number of stock Unvested Outstanding, Ending	211,073	267,768	1,602,390	267,768
Weighted Average Fair Value Outstanding, Beginning	$ 3.20	$ 4.00		$ 4.00
Weighted Average Fair Value Granted	$ 6.24	$ 12.89	$ 4.00	$ 12.89
Weighted Average Fair Value, stock vested	$ 5.05	$ 7.34	$ 4.00	$ 7.34
Weighted Average Fair Value Forfeited	$ 4	$ 9.06
Weighted Average Fair Value Outstanding, Ending	$ 6.43	$ 5.79	$ 4.00	$ 3.20
Employee
Number of stock Unvested Outstanding, Beginning	52,772	1,281,225		1,281,225
Number of Options Granted	135,000	866,180	1,758,300	866,180
Stock vested	(17,918)	(2,048,280)	(431,240)	(2,048,280)
Number of Options Forfeited	(20,833)	(46,353)	(45,835)	(46,353)
Number of stock Unvested Outstanding, Ending	149,021	52,772	1,281,225	52,772
Non Employee
Number of stock Unvested Outstanding, Beginning	214,996	321,165		321,165
Number of Options Granted	0	87,503	381,000	87,503
Stock vested	(115,445)	(193,672)	(59,835)	(193,672)
Number of Options Forfeited	(37,500)	0
Number of stock Unvested Outstanding, Ending	62,051	214,996	321,165	214,996